Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 10,163	$ 3,948
Short term deposits	20,043	8,060
Prepaid expenses	708	510
Other receivables	751	403
Restricted cash	145	100
Cash held with respect to CVR Agreement	2,524	1,400
Receivables for the sale of Trehalose		2,000
Total Current Assets	34,334	16,421
Non-Current Assets
Restricted cash	60	76
Long-term prepaid expenses	5	5
Property and equipment, net	696	648
Other assets	342	410
Total Non-Current Assets	1,103	1,139
TOTAL ASSETS	35,437	17,560
Current Liabilities
Accounts payable trade	524	395
Accrued expenses and other liabilities	1,961	2,185
CVR holders	2,524	3,400
Total Current Liabilities	5,009	5,980
Non-Current Liabilities
Lease liabilities	236	298
Total Non-Current Liabilities	236	298
TOTAL LIABILITIES	5,245	6,278
SHAREHOLDERS’ EQUITY
Authorized: 45,000,000 shares as of June 30, 2020 and December 31, 2019; Issued and outstanding: 13,463,771 and 10,334,126 as of June 30, 2020 and December 31, 2019;	1,513	1,151
Additional paid in capital	59,615	37,104
Foreign currency translation adjustments	(1,428)	(1,300)
Accumulated deficit	(29,508)	(25,673)
TOTAL SHAREHOLDERS’ EQUITY	30,192	11,282
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 35,437	$ 17,560